Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 165,056	$ 177,078	[1]	$ 161,334
Other income	11,542		[1]
Operating expenses
Technology and platform fees	(3,315)	(796)	[1]	(3,644)
Content cost	(4,312)	(1,545)	[1]	(72)
Cost of inventory sold	(700)	(208)	[1]
Personnel expenses including share-based remuneration	(62,103)	(62,323)	[1]	(41,004)
Marketing and distribution expenses	(47,860)	(65,074)	[1]	(31,543)
Credit loss expense	(1,849)	(577)	[1]	678
Credit loss expense related to divested joint venture	(10,476)		[1]
Depreciation and amortization	(20,234)	(18,843)	[1]	(12,694)
Other expenses	(28,197)	(28,248)	[1]	(28,674)
Total operating expenses	(179,046)	(177,614)	[1]	(116,953)
Operating profit (loss)	(2,448)	(537)	[1]	44,381
Share of net income (loss) of associates and joint ventures	2,005	(3,818)	[1]	(3,248)
Change in fair value of preferred shares in associates	24,000	37,900	[1]
Net finance income (expense)
Finance income	13,633	10,532	[1]	1,626
Finance expense	(516)	(655)	[1]	(1,694)
Net foreign exchange gain (loss)	833	(25)	[1]	(365)
Net finance income (expense)	11,980	8,756		(433)
Profit before income taxes	37,507	43,396	[1]	40,700
Income tax (expense) benefit is attributable to:	(75)	(2,658)	[1]	(6,481)
Profit from continuing operations	37,432	40,739	[1]	34,219
Discontinued operations	141,742	17,161	[1]	941
Net income	179,174	57,899	[1]	35,160
Net income attributable to:
Equity holders of the parent	179,174	57,899	[1]	35,160
Non-controlling interests			[1]
Net income	$ 179,174	$ 57,899	[1]	$ 35,160
Basic, US$ (in dollars per share)	$ 0.16	$ 0.18		$ 0.17
Diluted, US$ (in dollars per share)	0.16	0.18		0.16
Basic, US$ (in dollars per share)	0.76	0.26		0.17
Diluted, US$ (in dollars per share)	0.75	0.25		0.17
Ordinary shares [member]
Net income attributable to:
Basic, US$ (in dollars per share)	0.16	0.18	[1]	0.17
Diluted, US$ (in dollars per share)	0.16	0.18	[1]	0.16
Basic, US$ (in dollars per share)	0.76	0.26	[1]	0.17
Diluted, US$ (in dollars per share)	$ 0.75	$ 0.25	[1]	$ 0.17
ADS [member]
Net finance income (expense)
Profit from continuing operations	$ 37,432	$ 40,739		$ 34,219
Discontinued operations	141,742	17,161		941
Net income attributable to:
Equity holders of the parent	$ 179,174	$ 57,899		$ 35,160
Basic, US$ (in dollars per share)	$ 0.32	$ 0.36	[1]	$ 0.34
Diluted, US$ (in dollars per share)	0.32	0.36	[1]	0.33
Basic, US$ (in dollars per share)	1.53	0.52	[1]	0.35
Diluted, US$ (in dollars per share)	$ 1.51	$ 0.51	[1]	$ 0.34

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.